UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

SEMIANNUAL REPORT
June 30, 2023
T. ROWE PRICE
TMSL	Small-Mid Cap ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

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T. ROWE PRICE SMALL-MID CAP ETF

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T. ROWE PRICE SMALL-MID CAP ETF

Market Commentary
Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30, 2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S. investors in European securities.
Within the S& P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings— which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions. Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE SMALL-MID CAP ETF

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission (SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE SMALL-MID CAP ETF

Portfolio Summary
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/23
Industrials and Business Services	20.0%
Information Technology	16.8
Health Care	14.9
Financials	13.0
Consumer Discretionary	10.5
Real Estate	4.9
Energy	4.7
Materials	4.6
Consumer Staples	3.9
Communication Services	3.1
Utilities	2.8
Other and Reserves	0.8
Total	100.0%

T. ROWE PRICE SMALL-MID CAP ETF

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of Net Assets
6/30/23
Select Medical Holdings	1.3%
FleetCor Technologies	1.1
News Corp	1.1
TechnipFMC	1.1
Charles River Laboratories International	0.9
Stanley Black & Decker	0.9
Textron	0.9
Bright Horizons Family Solutions	0.8
Fifth Third Bancorp	0.8
Hubbell	0.8
RenaissanceRe Holdings	0.8
Belden	0.7
Dentsply Sirona	0.7
Dynatrace Holdings	0.7
Evergy	0.7
L Brands	0.7
Middleby	0.7
MKS Instruments	0.7
PTC	0.7
Southwest Airlines	0.7
SS&C Technologies Holdings	0.7
Flowers Foods	0.6
Huntington Ingalls Industries	0.6
Jabil	0.6
OneMain Holdings	0.6
Total	19.9%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE SMALL-MID CAP ETF

FUND EXPENSE EXAMPLE
As a shareholder, you may incur two types of costs: (1) transaction costs, such as brokerage commissions on purchases and sales, and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as brokerage commissions paid on purchases and sales of shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE SMALL-MID CAP ETF

FUND EXPENSE EXAMPLE (continued)
Small-Mid Cap ETF
	Beginning Account Value 6/15/23[1]	Ending Account Value 6/30/23	Expenses Paid During Period 6/15/23 to 6/30/23[1,2]
Actual	$1,000.00	$1,023.60	$0.24
	1/1/23 [1]	6/30/23	1/1/23 to 6/30/23[1,3]
Hypothetical (assumes 5% return before expenses)	1,000.00	1,022.07	2.76

[1]	The actual expense example is based on the period since the fund’s start of operations on 6/15/23, one day after inception; the hypothetical expense example is based on the half-year period beginning 1/1/23, as required by the Securities and Exchange Commission.
[2]	Expenses are equal to the fund’s annualized expense ratio for the period (0.55%), multiplied by the average account value over the period, multiplied by the number of days in the period (16), and divided by the days in the year (365) since the fund’s start of operations.
[3]	Expenses are equal to the fund’s annualized expense ratio for the period (0.55%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE SMALL-MID CAP ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

6/14/23 (1) Through
6/30/23
NET ASSET VALUE
Beginning of period	$ 25.00
Investment activities
Net investment income(2) (3)	0.01
Net realized and unrealized gain/loss	0.58
Total from investment activities	0.59
NET ASSET VALUE
End of period	$ 25.59
Ratios/Supplemental Data
Total return, based on NAV(3) (4)	2.36%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.55% (5)
Net expenses after waivers/payments by Price Associates	0.55% (5)
Net investment income	1.26% (5)
Portfolio turnover rate(6)	1.9%
Net assets, end of period (in thousands)	$ 16,636

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	See Note 5 for details to expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

June 30, 2023 Unaudited
PORTFOLIO OF INVESTMENTS	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.2%
COMMUNICATION SERVICES 3.1%
Entertainment 0.6%
Endeavor Group Holdings, Class A (1)	1,736	41
Madison Square Garden Sports	303	57
		98
Interactive Media & Services 0.1%
Pinterest, Class A (1)	700	19
		19
Media 2.4%
Interpublic Group of Cos	1,038	40
News, Class B	9,310	184
Nexstar Media Group	360	60
Omnicom Group	255	24
Paramount Global	2,030	32
Stagwell (1)	7,269	53
		393
Total Communication Services		510
CONSUMER DISCRETIONARY 10.5%
Automobile Components 1.1%
BorgWarner	1,133	55
Magna International	847	48
Patrick Industries	887	71
		174
Diversified Consumer Services 1.1%
Bright Horizons Family Solutions (1)	1,386	128
Duolingo (1)	423	61
		189

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Hotels Restaurants & Leisure 3.6%
Bloomin' Brands	1,872	50
Boyd Gaming	963	67
Churchill Downs	402	56
Darden Restaurants	343	57
Domino's Pizza	205	69
DraftKings (1)	2,428	65
MGM Resorts International	1,375	60
Vail Resorts	98	25
Wendy's	3,185	69
Wingstop	255	51
Wynn Resorts	311	33
		602
Household Durables 0.9%
La-Z-Boy	1,572	45
NVR (1)	16	102
		147
Specialty Retail 2.6%
Academy Sports & Outdoors	480	26
Bath & Body Works	2,959	111
Best Buy	423	35
Burlington Stores (1)	339	53
Five Below (1)	341	67
Floor & Decor Holdings, Class A (1)	249	26
Tractor Supply	225	50
Ulta Beauty (1)	88	41
Williams-Sonoma	241	30
		439
Textiles, Apparel & Luxury Goods 1.2%
Deckers Outdoor (1)	155	82
Ralph Lauren	639	79

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Steven Madden	1,184	38
		199
Total Consumer Discretionary		1,750
CONSUMER STAPLES 3.9%
Beverages 0.5%
Coca-Cola Consolidated	133	85
		85
Consumer Staples Distribution & Retail 1.3%
BJ's Wholesale Club Holdings (1)	1,357	86
Casey's General Stores	132	32
Performance Food Group (1)	603	36
US Foods Holding (1)	1,483	65
		219
Food Products 1.9%
Bunge	322	31
Darling Ingredients (1)	1,509	96
Flowers Foods	4,298	107
Tyson Foods, Class A	1,452	74
		308
Personal Care Products 0.2%
elf Beauty (1)	320	36
		36
Total Consumer Staples		648
ENERGY 4.7%
Energy Equipment & Services 2.7%
Expro Group Holdings (1)	3,417	61
Liberty Energy, Class A	4,509	60
Oceaneering International (1)	2,317	43
TechnipFMC (1)	11,437	190

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Tidewater (1)	1,654	92
		446
Oil, Gas & Consumable Fuels 2.0%
Cameco	2,235	70
Chesapeake Energy	1,122	94
Coterra Energy	1,838	47
Diamondback Energy	243	32
Ovintiv	1,450	55
SM Energy	1,424	45
		343
Total Energy		789
FINANCIALS 13.0%
Banks 3.5%
East West Bancorp	1,343	71
Fifth Third Bancorp	4,879	128
First BanCorp/Puerto Rico	4,856	59
Hancock Whitney	1,325	51
Huntington Bancshares	7,076	76
Synovus Financial	1,564	47
Webster Financial	2,363	89
Western Alliance Bancorp	1,690	62
		583
Capital Markets 1.7%
Cboe Global Markets	271	37
FactSet Research Systems	95	38
Jefferies Financial Group	781	26
LPL Financial Holdings	285	62
Main Street Capital	784	31
Tradeweb Markets, Class A	716	49
Virtus Investment Partners	221	44
		287

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Consumer Finance 0.8%
Encore Capital Group (1)	664	32
OneMain Holdings	2,360	103
		135
Financial Services 3.4%
Corebridge Financial	3,255	57
Equitable Holdings	2,419	66
Essent Group	638	30
Euronet Worldwide (1)	345	41
FleetCor Technologies (1)	728	183
Global Payments	562	55
Payoneer Global (1)	7,531	36
Voya Financial	1,362	98
		566
Insurance 3.6%
American Financial Group	265	31
CNA Financial	2,065	80
Everest Re Group	246	84
First American Financial	996	57
Hartford Financial Services Group	1,024	74
Kemper	1,420	69
Reinsurance Group of America	501	69
RenaissanceRe Holdings	679	127
		591
Total Financials		2,162
HEALTH CARE 14.9%
Biotechnology 3.4%
ACADIA Pharmaceuticals (1)	1,952	47
Apellis Pharmaceuticals (1)	625	57
Ascendis Pharma, ADR (1)	285	25
Blueprint Medicines (1)	925	58

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Insmed (1)	2,751	58
Intellia Therapeutics (1)	564	23
Karuna Therapeutics (1)	244	53
Kymera Therapeutics (1)	1,764	41
Legend Biotech, ADR (1)	475	33
Neurocrine Biosciences (1)	605	57
Prothena (1)	761	52
REVOLUTION Medicines (1)	966	26
Ultragenyx Pharmaceutical (1)	868	40
		570
Health Care Equipment & Supplies 4.6%
Baxter International	1,812	83
Cooper	102	39
Dentsply Sirona	3,076	123
Hologic (1)	544	44
Inari Medical (1)	1,006	58
Insulet (1)	130	37
Koninklijke Philips (1)	3,078	67
Merit Medical Systems (1)	629	53
Penumbra (1)	203	70
QuidelOrtho (1)	401	33
Shockwave Medical (1)	81	23
STERIS	251	56
Teleflex	350	85
		771
Health Care Providers & Services 3.3%
AMN Healthcare Services (1)	520	57
Cardinal Health	374	35
Chemed	92	50
Molina Healthcare (1)	337	101
Select Medical Holdings	6,522	208
Tenet Healthcare (1)	613	50

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Universal Health Services, Class B	311	49
		550
Health Care Technology 0.3%
Doximity, Class A (1)	1,283	44
		44
Life Sciences Tools & Services 2.4%
Avantor (1)	3,229	66
Bio-Techne	454	37
Bruker	535	40
Charles River Laboratories International (1)	737	155
Medpace Holdings (1)	289	70
Repligen (1)	150	21
		389
Pharmaceuticals 0.9%
Prestige Consumer Healthcare (1)	769	46
Ventyx Biosciences (1)	794	26
Viatris	8,357	83
		155
Total Health Care		2,479
INDUSTRIALS & BUSINESS SERVICES 20.0%
Aerospace & Defense 3.3%
Curtiss-Wright	282	52
Howmet Aerospace	1,669	83
Huntington Ingalls Industries	463	105
Moog, Class A	599	65
Parsons (1)	939	45
Spirit AeroSystems Holdings, Class A (1)	1,908	56
Textron	2,180	147
		553

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Building Products 1.8%
Armstrong World Industries	349	26
Builders FirstSource (1)	464	63
Carlisle Cos	242	62
Fortune Brands Innovations	763	55
Owens Corning	353	46
UFP Industries	515	50
		302
Commercial Services & Supplies 1.0%
Brink's	587	40
Clean Harbors (1)	600	99
GEO Group (1)	4,545	32
		171
Construction & Engineering 1.4%
Comfort Systems USA	416	68
EMCOR Group	317	59
Valmont Industries	114	33
WillScot Mobile Mini Holdings (1)	1,416	68
		228
Electrical Equipment 1.4%
Acuity Brands	199	32
Atkore (1)	395	62
Hubbell	424	141
		235
Ground Transportation 1.1%
ArcBest	382	38
JB Hunt Transport Services	511	92
Landstar System	271	52
		182

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Machinery 4.5%
Blue Bird (1)	1,112	25
Crane	413	37
Esab	970	65
Hillenbrand	1,037	53
Lincoln Electric Holdings	220	44
Middleby (1)	798	118
Mueller Water Products, Class A	4,956	80
Rolls-Royce Holdings (1)	26,751	51
Stanley Black & Decker	1,666	156
Terex	566	34
Timken	882	81
		744
Passenger Airlines 0.7%
Southwest Airlines	3,034	110
		110
Professional Services 4.0%
ASGN (1)	401	30
Booz Allen Hamilton Holding	881	98
Broadridge Financial Solutions	375	62
Insperity	356	43
Kforce	400	25
Korn Ferry	796	40
Leidos Holdings	555	49
Paycom Software	141	45
Paylocity Holding (1)	310	57
SS&C Technologies Holdings	1,916	116
Verra Mobility (1)	4,589	91
		656
Trading Companies & Distributors 0.8%
SiteOne Landscape Supply (1)	328	55

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
United Rentals	108	48
Watsco	90	34
		137
Total Industrials & Business Services		3,318
INFORMATION TECHNOLOGY 16.8%
Electronic Equipment, Instruments & Components 2.9%
Badger Meter	551	81
Belden	1,207	116
Cognex	520	29
CTS	1,714	73
Jabil	966	104
Littelfuse	138	40
Zebra Technologies, Class A (1)	137	41
		484
IT Services 1.3%
Akamai Technologies (1)	459	41
Amdocs	683	68
Globant (1)	245	44
GoDaddy, Class A (1)	878	66
		219
Semiconductors & Semiconductor Equipment 4.2%
Axcelis Technologies (1)	283	52
Diodes (1)	644	60
Enphase Energy (1)	163	27
Entegris	757	84
Lattice Semiconductor (1)	833	80
MKS Instruments	1,078	116
Monolithic Power Systems	126	68
Photronics (1)	1,779	46
Skyworks Solutions	449	50
SMART Global Holdings (1)	1,964	57

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Teradyne	531	59
		699
Software 7.3%
A10 Networks	2,312	34
Box (1)	1,770	52
Confluent, Class A (1)	2,173	77
Descartes Systems Group (1)	1,187	95
DocuSign (1)	1,259	64
Dolby Laboratories, Class A	714	60
Dynatrace (1)	2,114	109
Fair Isaac (1)	101	82
Gen Digital	4,832	90
HubSpot (1)	77	41
Manhattan Associates (1)	212	42
Monday.com (1)	193	33
PTC (1)	804	114
Qualys (1)	554	71
Teradata (1)	1,275	68
Tyler Technologies (1)	146	61
Verint Systems (1)	927	32
Zscaler (1)	626	92
		1,217
Technology Hardware, Storage & Peripherals 1.1%
Pure Storage, Class A (1)	2,059	76
Western Digital (1)	2,516	95
		171
Total Information Technology		2,790
MATERIALS 4.6%
Chemicals 1.4%
American Vanguard	1,395	25
CF Industries Holdings	1,205	84

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
RPM International	761	68
Westlake Chemical	541	65
		242
Construction Materials 0.7%
Summit Materials, Class A (1)	2,232	85
Vulcan Materials	117	26
		111
Containers & Packaging 1.2%
Avery Dennison	263	45
Ball	988	57
WestRock	3,363	98
		200
Metals & Mining 0.9%
Reliance Steel & Aluminum	299	81
Steel Dynamics	680	74
		155
Paper & Forest Products 0.4%
West Fraser Timber	709	61
		61
Total Materials		769
REAL ESTATE 4.9%
Hotel & Resort REITs 0.6%
DiamondRock Hospitality, REIT	5,220	42
Host Hotels & Resorts, REIT	3,487	59
		101
Industrial REITs 0.8%
First Industrial Realty Trust, REIT	1,160	61
Rexford Industrial Realty, REIT	1,440	75
		136

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Residential REITs 0.4%
Equity LifeStyle Properties, REIT	505	34
Equity Residential, REIT	490	32
		66
Retail REITs 0.8%
Brixmor Property Group, REIT	3,029	67
Regency Centers, REIT	1,125	69
		136
Specialized REITs 2.3%
CubeSmart, REIT	1,233	55
Iron Mountain, REIT	874	50
Lamar Advertising, Class A, REIT	581	58
Outfront Media, REIT	2,536	40
PotlatchDeltic, REIT	1,626	86
Rayonier, REIT	1,261	39
Weyerhaeuser, REIT	1,612	54
		382
Total Real Estate		821
UTILITIES 2.8%
Electric Utilities 1.4%
Evergy	1,844	108
FirstEnergy	1,803	70
Pinnacle West Capital	780	63
		241
Multi-Utilities 1.4%
Ameren	1,017	83
CenterPoint Energy	1,914	56
NiSource	1,432	39

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
NorthWestern	842	48
		226
Total Utilities		467
Total Common Stocks (Cost $16,128)		16,503
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
State Street Institutional U.S. Government Money Market Fund, 5.03%	183,155	183
Total Short-Term Investments (Cost $183)		183
Total Investments in Securities 100.3% of Net Assets (Cost $16,311)		$16,686

(1)	Non-income producing.
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

June 30, 2023 Unaudited
     STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $16,311)	$ 16,686
Dividends receivable	8
Total assets	16,694
Liabilities
Payable for investment securities purchased	54
Investment management and administrative fees payable	4
Total liabilities	58
NET ASSETS	$ 16,636
Net assets consists of:
Total distributable earnings (loss)	$ 384
Paid-in capital applicable to 650,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares authorized	16,252
NET ASSETS	$16,636
NET ASSET VALUE PER SHARE	$ 25.59
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

Unaudited
     STATEMENT OF OPERATIONS

($000s)
6/14/23 Through
6/30/23
Investment Income (Loss)
Dividend income	$ 12
Investment management and administrative expense	4
Net investment income	8
Realized and Unrealized Gain / Loss
Net realized gain on securities	1
Change in net unrealized gain / loss on securities	375
Net realized and unrealized gain / loss	376
INCREASE IN NET ASSETS FROM OPERATIONS	$384
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

Unaudited
     STATEMENT OF CHANGES IN NET ASSETS

($000s)
6/14/23 Through
6/30/23
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8
Net realized gain	1
Change in net unrealized gain / loss	375
Increase in net assets from operations	384
Capital share transactions*
Shares sold	16,252
Increase in net assets from capital share transactions	16,252
Net Assets
Increase during period	16,636
Beginning of period	-
End of period	$16,636
*Share information
Shares sold	650
Increase in shares outstanding	650
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

Unaudited
     NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Small-Mid Cap ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on June 14, 2023.The fund seeks to provide long-term capital growth.
NOTE  1  –   SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE SMALL-MID CAP ETF

Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE). However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. (NYSE Arca) and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). The fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the NYSE Arca is open.
New Accounting Guidance
In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE SMALL-MID CAP ETF

NOTE  2  –   VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based

T. ROWE PRICE SMALL-MID CAP ETF

on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE SMALL-MID CAP ETF

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$16,385	$118	$—	$16,503
Short-Term Investments	183	—	—	183
Total	$16,568	$118	$—	$16,686
NOTE  3  –   OTHER INVESTMENT TRANSACTIONS
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $15,207,000 and $317,000, respectively, for the period ended June 30, 2023. Portfolio securities received and delivered through in-kind transactions aggregated $1,236,000 and $0, respectively, for the period ended June 30, 2023.
NOTE  4  –   FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $16,311,000. Net unrealized gain aggregated $375,000 at period-end, of which $503,000 related to appreciated investments and $128,000 related to depreciated investments.

T. ROWE PRICE SMALL-MID CAP ETF

NOTE  5  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.55% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. All costs related to organization and offering of the fund are borne by Price Associates.
As of June 30, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 600,000 shares of the fund, representing 92% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended June 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  6  –   OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE SMALL-MID CAP ETF

In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE SMALL-MID CAP ETF

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-638-5660 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 27, 2023, to elect the following director-nominees to serve on the Board of all Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
	Votes For	Votes Withheld
Melody Bianchetto	13,058,976	207,279
Mark J. Parrell	13,008,567	257,689
Eric L. Veiel	13,038,692	227,564
Kellye L. Walker	13,058,746	207,511

Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available electronically on the SEC’s website (sec.gov).

T. ROWE PRICE SMALL-MID CAP ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
At a meeting held on December 5, 2022 (Meeting), the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the initial investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract.The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below.  The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the advisory contracts for the T. Rowe Price mutual funds and ETFs, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to other T. Rowe Price mutual funds and ETFs (and the nature, quality, and extent of the services expected to be provided to the fund) by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel that will be involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services to be provided by the Adviser.
Costs, Benefits, Economies of Scale, Fees and Expenses
Since the fund was approved for launch at the Meeting, the Board did not review information regarding the revenues received by the Adviser under the Advisory Contract and other benefits that the Adviser (and its affiliates) may have realized, or will realize, from its relationship with the fund.
Under the Advisory Contract, the fund will pay the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and any nonrecurring, extraordinary expenses. The Adviser has generally implemented an

T. ROWE PRICE SMALL-MID CAP ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors, and such a fee structure is typically used by other ETFs offered by competitors. The Adviser has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In connection with its approval of the initial Advisory Contract, the Board was provided with information regarding industry trends in management fees and expenses, and the Board reviewed comparisons of the fund’s proposed fee structure relative to similarly managed competitor funds and T. Rowe Price funds. On the basis of the information provided and the factors considered, the Board concluded that the fee structure was reasonable and appropriate.
Approval of the Advisory Contract
As noted, at the Meeting, the Board approved the initial Advisory Contract for the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its future shareholders for the Board to approve the Advisory Contract (including the fees to be charged for services thereunder).

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100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1075-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023